Condensed Consolidated Balance Sheets - SayMedia, Inc [Member] - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 95,296	$ 334,271	$ 969,443
Restricted cash	120,693	120,588	120,448
Accounts receivable, net	2,830,068	2,632,999	3,550,088
Prepaid expenses and other current assets	376,480	517,992	576,933
Total current assets	3,422,537	3,605,850	5,216,912
Non-Current Assets
Property, plant and equipment, net	12,916	44,952	174,308
Goodwill	14,517,219	14,517,219	14,517,219
Other assets	67,510	84,284	71,528
Internal-use software costs, net	1,623,442	1,485,909	793,447
Total assets	19,643,624	19,738,214	20,773,414
Current liabilities:
Accounts payable	4,970,348	3,831,000	5,623,514
Accrued expenses and other liabilities	1,593,581	1,694,703	1,152,985
Accrued compensation	763,559	1,217,234	1,343,887
Income tax payable	123,926	355,063
Deferred revenue	122,734	247,680
Deferred rent	29,500
Lease deposit from subtenant	548,434
Promissory notes payable	3,695,054
Current portion of loans payable to related parties	7,037,868	250,000	250,000
Long-term debt	1,057,840	1,700,846	26,825,500
Total current liabilities	19,942,844	9,296,526	35,195,886
Deferred rent, net of current portion	24,234		554,901
Deferred revenue, net of current portion	260,000
Lease deposit from subtenant		806,420	806,420
Loans payable to related party, net of current portion		6,210,000	1,250,000
Long-term debt net of current portion			400,000
Total liabilities	20,227,078	16,312,946	38,207,207
Commitments and contingencies (Note 4)
Stockholders' Equity (Deficit)
Convertible Series Alpha Preferred Stock, $0.0001 par value; 70,000,000 shares authorized; 56,760,766 issued and outstanding; aggregate liquidation preference of $13,062,832	5,676	5,676	5,676
Common stock	14,843	14,842	14,839
Additional paid-in capital	135,673,510	135,611,274	135,535,970
Accumulated other comprehensive income	61,794	75,274	121,002
Accumulated deficit	(136,339,277)	(132,281,798)	(153,111,280)
Total stockholders' equity (deficit)	(583,454)	3,425,268	(17,433,793)
Total liabilities and stockholders' equity (deficit)	$ 19,643,624	$ 19,738,214	$ 20,773,414